UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Variable Insurance Fund
High Yield Bond Portfolio
Schedule of Investments
March 31, 2005

	Coupon	Date	Face Amount (000)	Market Value ($000)
CORPORATE BONDS (92.5%)

Finance (2.1%)
Banking (0.7%)
Chevy Chase Savings Bank	6.875%	12/1/2013	720	$ 744
Western Financial Bank	9.625%	5/15/2012	915	995
Brokerage (0.5%)
E*Trade Financial Corp.	8.000%	6/15/2011	650	676
REFCO Finance Holdings	9.000%	8/1/2012 *	475	511
Insurance (0.4%)
Provident Funding Mortgage Loan Trust	7.000%	7/15/2018	305	311
UnumProvident Corp.	7.625%	3/1/2011	265	278
UnumProvident Corp.	6.750%	12/15/2028	585	553
UnumProvident Corp.	7.375%	6/15/2032	40	41
Real Estate Investment Trusts (0.5%)
CBRE Escrow Inc.	9.750%	5/15/2010	577	648
Thornburg Mortgage	8.000%	5/15/2013	565	579

				5,336

Industrial (79.1%)
Basic Industry (14.5%)
AK Steel Corp.	7.750%	6/15/2012	385	372
ARCO Chemical Co.	9.800%	2/1/2020	1,065	1,193
Abitibi-Consolidated Inc.	8.550%	8/1/2010	2,025	2,055
Abitibi-Consolidated Inc.	7.500%	4/1/2028	775	662
Airgas, Inc.	9.125%	10/1/2011	595	647
Arch Western Finance	6.750%	7/1/2013 (3)	1,295	1,292
BCP Caylux Holdings	9.625%	6/15/2014	905	1,032
Boise Cascade LLC	7.125%	10/15/2014 *	205	209
Borden U.S. Financial/Nova Scotia	9.000%	7/15/2014 *	490	529
Bowater Canada Finance	7.950%	11/15/2011	1,250	1,297
Bowater Inc.	6.500%	6/15/2013	25	24
CONSOL Energy Inc.	7.875%	3/1/2012	650	718
Compass Minerals Group	10.000%	8/15/2011	1,000	1,093
Equistar Chemicals LP	10.125%	9/1/2008	165	182
Equistar Chemicals LP	10.625%	5/1/2011	605	682
Fluor Corp.	6.950%	3/1/2007	500	513
Georgia-Pacific Corp.	8.875%	2/1/2010	1,455	1,626
Georgia-Pacific Corp.	9.375%	2/1/2013	1,890	2,117
Georgia-Pacific Corp.	8.000%	1/15/2024	340	381
Graphic Packaging Inc.	8.500%	8/15/2011	640	667
Hawk Corp.	8.750%	11/1/2014	235	241
Hercules Inc.	11.125%	11/15/2007	130	147
Huntsman Advanced Materials	11.000%	7/15/2010 *	170	196
Huntsman LLC	11.625%	10/15/2010	225	264
IMC Global, Inc.	10.875%	6/1/2008	1,155	1,328
IMC Global, Inc.	11.250%	6/1/2011	140	157
IMC Global, Inc.	7.300%	1/15/2028	640	650
Koppers Inc.	9.875%	10/15/2013	670	744
Longview Fibre Co.	10.000%	1/15/2009	340	364
Lubrizol Corp.	5.500%	10/1/2014	225	226
Lyondell Chemical Co.	9.625%	5/1/2007	1,045	1,121
Lyondell Chemical Co.	9.500%	12/15/2008	415	445
MDP Acquisitions	9.625%	10/1/2012	810	871
Massey Energy Co.	6.625%	11/15/2010	340	340
Methanex Corp.	8.750%	8/15/2012	855	992
Millennium America Inc.	9.250%	6/15/2008	840	907
Nalco Co.	7.750%	11/15/2011	855	893
Neenah Paper Inc.	7.375%	11/15/2014 *	690	662
Norske Skog Canada	8.625%	6/15/2011	1,255	1,296
Nova Chemicals Corp.	6.500%	1/15/2012	375	384
Novelis Corp.	7.250%	2/15/2015 *	760	749
Omnova Solutions Inc.	11.250%	6/1/2010	245	257
Peabody Energy Corp.	6.875%	3/15/2013	1,135	1,163
Resolution Performance Products LLC	9.500%	4/15/2010	115	121
Russel Metals Inc.	6.375%	3/1/2014	130	127
Ryerson Tull, Inc.	9.125%	7/15/2006	500	513
Smurfit Capital Funding PLC	7.500%	11/20/2025	195	197
Steel Dynamics, Inc.	9.500%	3/15/2009	720	776
Stone Container Corp.	9.250%	2/1/2008	760	813
Stone Container Corp.	9.750%	2/1/2011	970	1,038
Tembec Industries Inc.	8.500%	2/1/2011	535	507
U.S. Steel LLC	10.750%	8/1/2008	800	920
Union Carbide Corp.	6.790%	6/1/2025	580	577
Capital Goods (6.9%)
Alliant Techsystems Inc.	8.500%	5/15/2011	315	336
Allied Waste North America Inc.	8.875%	4/1/2008	1,265	1,312
Allied Waste North America Inc.	8.500%	12/1/2008	150	155
Allied Waste North America Inc.	7.250%	3/15/2015 *	490	462
American Standard Cos. Inc.	7.375%	2/1/2008	595	635
Anchor Glass Container	11.000%	2/15/2013	870	785
Argo Tech Corp.	9.250%	6/1/2011	355	383
Building Materials Corp.	7.750%	8/1/2014	945	950
Case New Holland Inc.	9.250%	8/1/2011 *	560	596
Case New Holland Inc.	9.250%	8/1/2011 *	1,270	1,353
Crown Euro Holdings SA	9.500%	3/1/2011	375	411
Crown Euro Holdings SA	10.875%	3/1/2013	1,005	1,158
Douglas Dynamic LLC	7.750%	1/15/2012 *	160	157
Invensys PLC	9.875%	3/15/2011 *	875	919
Kennametal Inc.	7.200%	6/15/2012	255	281
L-3 Communications Corp.	7.625%	6/15/2012	950	1,011
Moog Inc.	6.250%	1/15/2015	200	197
NMHG Holding Co.	10.000%	5/15/2009	485	523
Owens-Brockway Glass Container, Inc.	7.750%	5/15/2011	650	684
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	705	751
Owens-Brockway Glass Container, Inc.	8.750%	11/15/2012	265	288
Pliant Corp.	11.125%	9/1/2009	550	561
Sequa Corp.	9.000%	8/1/2009	1,185	1,274
Texas Industries Inc.	10.250%	6/15/2011	310	351
TransDigm, Inc.	8.375%	7/15/2011	30	31
Tyco International Group SA	6.750%	2/15/2011	460	502
United Rental North America	6.500%	2/15/2012	1,640	1,599
Communication (20.1%)
ACC Escrow Group	10.000%	8/1/2011	130	120
AT&T Corp.	9.050%	11/15/2011 (3)	2,490	2,835
AT&T Corp.	9.750%	11/15/2031 (3)	535	657
Advanstar Communications	10.750%	8/15/2010	345	383
Alaska Communications System Holdings	9.875%	8/15/2011	659	699
CSC Holdings, Inc.	7.875%	12/15/2007	625	648
CSC Holdings, Inc.	8.125%	7/15/2009	240	253
CSC Holdings, Inc.	8.125%	8/15/2009	1,170	1,234
CSC Holdings, Inc.	7.625%	4/1/2011	1,455	1,510
CSC Holdings, Inc.	6.750%	4/15/2012 *	585	582
Canwest Media Inc.	10.625%	5/15/2011	520	569
Canwest Media Inc.	8.000%	9/15/2012 *	825	856
Centennial Communication	8.125%	2/1/2014 (3)	85	87
Charter Communications OPT LLC	8.000%	4/30/2012 *	1,340	1,333
Charter Communications OPT LLC	8.375%	4/30/2014 *	650	655
Citizens Communications	9.250%	5/15/2011	1,820	2,002
Corus Entertainment, Inc.	8.750%	3/1/2012	1,410	1,516
Dex Media East LLC	9.875%	11/15/2009	980	1,076
Dex Media West LLC	8.500%	8/15/2010	255	273
Dex Media, Inc.	8.000%	11/15/2013	450	466
Dobson Cellular Systems	8.375%	11/1/2011 *	670	685
EchoStar DBS Corp.	6.375%	10/1/2011	1,075	1,056
GCI Inc.	7.250%	2/15/2014	1,325	1,299
GCI Inc.	7.250%	2/15/2014 *	85	83
Houghton Mifflin Co.	8.250%	2/1/2011	790	806
Insight Midwest LP	9.750%	10/1/2009	470	490
Insight Midwest LP	10.500%	11/1/2010	2,235	2,408
Intelsat Bermuda Ltd.	7.805%	1/15/2012 (3)*	240	244
Intelsat Bermuda Ltd.	8.250%	1/15/2013 *	435	436
Intelsat Bermuda Ltd.	8.625%	1/15/2015 *	790	808
Intelsat Ltd.	5.250%	11/1/2008	505	463
Lamar Media Corp.	7.250%	1/1/2013	400	419
MCI Inc.	8.735%	5/1/2014 (3)	1,390	1,532
MCI Inc.	7.688%	5/1/2009	700	730
Mail-Well Corp.	9.625%	3/15/2012	970	1,031
Mediacom Broadband LLC	11.000%	7/15/2013	1,135	1,213
Mediacom LLC/Mediacom Capital Corp.	9.500%	1/15/2013	435	433
Medianews Group Inc.	6.875%	10/1/2013	700	686
Nextel Communications	6.875%	10/31/2013	945	985
Nextel Communications	5.950%	3/15/2014	2,414	2,402
Nextel Communications	7.375%	8/1/2015	385	406
PanAmSat Corp.	9.000%	8/15/2014	228	239
Quebecor Media Inc.	11.125%	7/15/2011	1,220	1,351
Qwest Communications International Inc.	7.500%	2/15/2011 (3)*	770	753
Qwest Communications International Inc.	7.750%	2/15/2014 (3)*	355	344
Qwest Communications International Inc.	9.125%	3/15/2012 (3)*	2,745	2,992
Radio one Inc.	6.375%	2/15/2013 *	330	321
Rogers Cable Inc.	7.875%	5/1/2012	90	95
Rogers Cable Inc.	6.250%	6/15/2013	1,255	1,230
Rogers Cable Inc.	5.500%	3/15/2014	725	671
Rogers Cable Inc.	6.750%	3/15/2015	190	191
Rogers Cable Inc.	7.500%	3/15/2015	395	407
Rogers Wireless Inc.	9.625%	5/1/2011	1,495	1,697
Rogers Wireless Inc.	6.375%	3/1/2014	1,040	1,004
Rural Cellular	8.250%	3/15/2012	275	283
Shaw Communications Inc.	8.250%	4/11/2010	845	930
Shaw Communications Inc.	7.250%	4/6/2011	55	58
Sinclair Broadcast Group	8.750%	12/15/2011	475	502
Sinclair Broadcast Group	8.000%	3/15/2012	790	807
U.S. West Communications Group	6.875%	9/15/2033	725	630
Vertis Inc.	9.750%	4/1/2009	415	434
Vertis Inc.	10.875%	6/15/2009	245	234
Videotron Telecom Ltd.	6.875%	1/15/2014	135	136
Consumer Cyclical (13.8%)
AMC Entertainment Inc.	8.000%	3/1/2014	690	659
Affinia Group Inc.	9.000%	11/30/2014 *	190	173
Argosy Gaming Co.	7.000%	1/15/2014	450	492
Arvinmeritor Inc.	8.750%	3/1/2012	1,095	1,144
Aztar Corp	9.000%	8/15/2011	1,005	1,080
Beazer Homes USA, Inc.	8.625%	5/15/2011	860	909
Beazer Homes USA, Inc.	8.375%	4/15/2012	195	207
Boyd Gaming Corp.	8.750%	4/15/2012	220	238
Boyd Gaming Corp.	7.750%	12/15/2012	430	453
Boyd Gaming Corp.	6.750%	4/15/2014	145	144
Corrections Corp.	6.250%	3/15/2013 *	345	326
Cummins Inc.	9.500%	12/1/2010	235	256
Cummins Inc.	7.125%	3/1/2028	189	191
D.R. Horton, Inc.	9.750%	9/15/2010	220	254
D.R. Horton, Inc.	7.875%	8/15/2011	35	38
D.R. Horton, Inc.	5.250%	2/15/2015	810	745
D.R. Horton, Inc.	5.625%	1/15/2016	520	485
Dana Corp.	7.000%	3/15/2028	35	31
Dura Operating Corp.	8.625%	4/15/2012	850	786
Felcor Lodging LP	9.000%	6/1/2011 (3)	215	233
Hilton Hotels Corp.	7.500%	12/15/2017	145	166
Host Marriott LP	9.500%	1/15/2007	834	884
Host Marriott LP	7.125%	11/1/2013	1,740	1,757
ITT Corp.	7.375%	11/15/2015	35	38
Isle of Capri Casinos	7.000%	3/1/2014	680	673
J.B. Poindexter Co.	8.750%	3/15/2014 *	565	569
John Q. Hammons Hotel	8.875%	5/15/2012	375	406
KB Home	8.625%	12/15/2008	585	639
KB Home	7.750%	2/1/2010	50	53
La Quinta Properties	7.000%	8/15/2012	155	157
Liberty Media Corp.	7.875%	7/15/2009	370	400
Liberty Media Corp.	5.700%	5/15/2013	830	785
Liberty Media Corp.	8.250%	2/1/2030	360	369
Lodgenet Entertainment Corp.	9.500%	6/15/2013	275	303
MGM Mirage, Inc.	8.500%	9/15/2010	2,270	2,491
Mandalay Resort Group	9.375%	2/15/2010	1,185	1,315
Marquee Inc.	8.625%	8/15/2012 *	695	733
Meritage Corp.	7.000%	5/1/2014	415	419
Mohegan Tribal Gaming	6.125%	2/15/2013 *	390	384
Navistar International Corp.	6.250%	3/1/2012 *	530	501
Park Place Entertainment Corp.	8.875%	9/15/2008	505	556
Park Place Entertainment Corp.	8.125%	5/15/2011	50	55
Park Place Entertainment Corp.	7.000%	4/15/2013	1,190	1,276
Penn National Gaming Inc.	8.875%	3/15/2010	153	162
Rite Aid Corp.	8.125%	5/1/2010	80	82
Rite Aid Corp.	9.500%	2/15/2011	1,090	1,172
Rite Aid Corp.	7.500%	1/15/2015 *	195	187
Riviera Holdings Corp.	11.000%	6/15/2010	390	431
Royal Caribbean Cruises	7.500%	10/15/2027	420	445
Scientific Games Corp.	6.250%	12/15/2012 *	175	173
Seneca Gaming Corp.	7.250%	5/1/2012	630	630
Speedway Motorsports Inc.	6.750%	6/1/2013	355	359
Standard Pacific Corp.	6.500%	10/1/2008	550	557
Standard Pacific Corp.	9.500%	9/15/2010	15	16
Standard Pacific Corp.	6.875%	5/15/2011	360	364
Starwood Hotel Resorts	7.875%	5/1/2012 (3)	1,525	1,681
Station Casinos	6.000%	4/1/2012	170	169
Station Casinos	6.500%	2/1/2014	1,025	1,015
TRW Automotive Inc.	9.375%	2/15/2013	1,062	1,142
Tenneco Automotive Inc.	10.250%	7/15/2013	565	633
Tenneco Automotive Inc.	8.625%	11/15/2014 *	335	327
Toll Brothers, Inc.	8.250%	12/1/2011	235	252
Visteon Corp.	7.000%	3/10/2014	730	628
Wynn Las Vegas LLC	6.625%	12/1/2014 *	1,180	1,121
Consumer Noncyclical (9.8%)
Ahold Finance USA Inc.	6.875%	5/1/2029	690	659
Altria Group, Inc.	7.000%	11/4/2013	285	306
AmerisourceBergen Corp.	8.125%	9/1/2008	850	912
AmerisourceBergen Corp.	7.250%	11/15/2012	968	1,030
Bio-Rad Laboratories Inc.	7.500%	8/15/2013	195	205
Bio-Rad Laboratories Inc.	6.125%	12/15/2014 *	175	172
Biovail Corp.	7.875%	4/1/2010	1,410	1,403
Bombardier Recreational	8.375%	12/15/2013	755	793
Church & Dwight Co., Inc.	6.000%	12/15/2012 *	165	161
Columbia/HCA Healthcare Corp.	7.690%	6/15/2025	130	134
Constellation Brands Inc.	8.125%	1/15/2012	865	921
Coventry Health Care Inc.	8.125%	2/15/2012	565	614
DaVita Inc.	6.625%	3/15/2013 *	365	361
DaVita Inc.	7.250%	3/15/2015 *	375	368
Delhaize America Inc.	9.000%	4/15/2031	360	441
Dimon Inc.	9.625%	10/15/2011	450	509
Dole Foods Co.	7.250%	6/15/2010	75	75
Dole Foods Co.	8.875%	3/15/2011	1,165	1,252
Fisher Scientific International Inc.	8.125%	5/1/2012	1,264	1,365
HCA Inc.	5.500%	12/1/2009	400	395
HCA Inc.	8.750%	9/1/2010	1,200	1,352
HCA Inc.	5.750%	3/15/2014	260	248
HCA Inc.	6.375%	1/15/2015	2,090	2,079
HCA Inc.	7.500%	11/6/2033	275	283
HealthSouth Corp.	8.375%	10/1/2011	360	359
HealthSouth Corp.	7.625%	6/1/2012	720	698
Iasis Healthcare LLC	8.750%	6/15/2014	560	582
NDC Health Corp.	10.500%	12/1/2012	790	814
Neighborcare Inc.	6.875%	11/15/2013	635	662
Omnicare, Inc.	8.125%	3/15/2011	1,250	1,316
Omnicare, Inc.	6.125%	6/1/2013	70	68
Owens & Minor, Inc.	8.500%	7/15/2011	485	521
Philip Morris Cos., Inc.	7.750%	1/15/2027	285	325
Radiologix, Inc.	10.500%	12/15/2008	615	653
Standard Commercial Corp.	8.000%	4/15/2012	205	236
Triad Hospitals Inc.	7.000%	5/15/2012	1,500	1,523
United Agricultural Products	8.250%	12/15/2011 (3)	168	175
VWR International Inc.	8.000%	4/15/2014	255	259
Valeant Pharmaceuticals International	7.000%	12/15/2011	400	404
Ventas Realty LP/Capital Corp.	6.625%	10/15/2014	585	578
Energy (5.7%)
Amerada Hess Corp.	7.875%	10/1/2029	555	661
Amerada Hess Corp.	7.300%	8/15/2031	1,130	1,270
Chesapeake Energy Corp.	8.125%	4/1/2011	855	902
Chesapeake Energy Corp.	7.750%	1/15/2015	105	111
Chesapeake Energy Corp.	6.875%	1/15/2016	415	419
Delta Petroleum Corp.	7.000%	4/1/2015 *	100	99
Encore Acquisition Co.	8.375%	6/15/2012	230	251
Encore Acquisition Co.	6.250%	4/15/2014	150	148
Evergreen Resources	5.875%	3/15/2012	160	164
Exco Resources Inc.	7.250%	1/15/2011	650	663
Forest Oil Corp.	8.000%	12/15/2011	640	701
Forest Oil Corp.	7.750%	5/1/2014	400	428
Giant Industries	11.000%	5/15/2012	503	578
Giant Industries	8.000%	5/15/2014	75	76
Harvest Operations Corp.	7.875%	10/15/2011	150	149
Hornbeck Offshore Services	6.125%	12/1/2014	375	371
Key Energy Services Inc.	6.375%	5/1/2013	155	150
Magnum Hunter Resources Inc.	9.600%	3/15/2012	637	720
Newfield Exploration Co.	7.450%	10/15/2007	580	606
Newfield Exploration Co.	8.375%	8/15/2012	665	725
Parker Drilling Co.	9.625%	10/1/2013	675	759
Plains Exploration & Production Co.	8.750%	7/1/2012	130	142
Plains Exploration & Production Co.	7.125%	6/15/2014	280	295
Premcor Refining Group	6.750%	2/1/2011	85	87
Premcor Refining Group	9.500%	2/1/2013	1,265	1,423
Pride International Inc.	7.375%	7/15/2014	1,450	1,552
Range Resources	6.375%	3/15/2015 *	215	211
Tesoro Petroleum Corp.	8.000%	4/15/2008	350	366
Whiting Petroleum Corp.	7.250%	5/1/2012	520	536
Technology (3.8%)
Amkor Technology Inc.	9.250%	2/15/2008	520	493
Flextronics International Ltd.	6.250%	11/15/2014	675	643
Iron Mountain, Inc.	7.750%	1/15/2015	165	163
Lucent Technologies	6.450%	3/15/2029	440	381
MagnaChip Semiconductor	6.875%	12/15/2011 *	195	197
MagnaChip Semiconductor	8.000%	12/15/2014 *	200	205
Sanmina-SCI Corp.	10.375%	1/15/2010	780	876
Sanmina-Sci Corp.	6.750%	3/1/2013 *	300	281
Solectron Corp.	9.625%	2/15/2009	1,210	1,304
UGS Corp.	10.000%	6/1/2012 *	955	1,055
Xerox Corp.	9.750%	1/15/2009	2,750	3,114
Xerox Corp.	7.125%	6/15/2010	250	258
Xerox Corp.	7.200%	4/1/2016	255	261
Xerox Corp.	8.000%	2/1/2027	400	402
Transportation (1.4%)
American Airlines, Inc. Pass-Through Certificates	7.024%	10/15/2009	410	414
Continental Airlines Enhanced Equipment Trust Certificates	7.056%	9/15/2009	554	565
Continental Airlines Enhanced Equipment Trust Certificates	6.900%	1/2/2018 (2)	280	276
Delta Air Lines Enhanced Equipment Trust Certificates	7.111%	9/18/2011	745	698
Kansas City Southern Industries, Inc.	9.500%	10/1/2008	600	654
Kansas City Southern Industries, Inc.	7.500%	6/15/2009	655	671
Northwest Airlines, Inc. Pass-Through Certificates	6.841%	4/1/2011	250	245
Westinghouse Air Brake	6.875%	7/31/2013	5	5
Other (3.1%)
Adesa Corp.	7.625%	6/15/2012	730	730
FastenTech Inc.	12.500%	5/1/2011 (3)*	370	398
General Cable Corp.	9.500%	11/15/2010	615	672
Itron Inc.	7.750%	5/15/2012	90	91
JohnsonDiversey Inc.	9.625%	5/15/2012	885	962
National Waterworks Inc.	10.500%	12/1/2012	345	384
Petroleum Geo-Services	10.000%	11/5/2010	1,175	1,304
Thomas & Betts Corp.	6.390%	2/10/2009	40	41
Thomas & Betts Corp.	7.250%	6/1/2013	185	198
Timken Co.	5.750%	2/15/2010	664	675
UCAR Finance, Inc.	10.250%	2/15/2012	1,630	1,769
Valmont Industries Inc.	6.875%	5/1/2014	115	112
Wesco Distribution Inc.	9.125%	6/1/2008	528	537

				202,747

Utilities (11.3%)
Electric (7.0%)
AES Corp.	9.500%	6/1/2009	50	55
AES Corp.	9.375%	9/15/2010	80	88
AES Corp.	8.750%	5/15/2013 *	1,565	1,698
AES Corp.	9.000%	5/15/2015 *	1,565	1,722
Aquila Inc.	9.950%	2/1/2011 (3)	1,245	1,407
Avista Corp.	9.750%	6/1/2008	570	650
CMS Energy Corp.	7.500%	1/15/2009	95	97
CMS Energy Corp.	8.500%	4/15/2011	760	817
DPL Inc.	6.875%	9/1/2011	610	647
Edison Mission	9.875%	4/15/2011	400	460
FirstEnergy Corp.	7.375%	11/15/2031	565	643
Midwest Generation LLC	8.750%	5/1/2034	1,285	1,433
NRG Energy Inc.	8.000%	12/15/2013 *	384	407
Nevada Power Co.	10.875%	10/15/2009	95	106
Nevada Power Co.	6.500%	4/15/2012	295	303
Nevada Power Co.	9.000%	8/15/2013	510	572
Nevada Power Co.	5.875%	1/15/2015 *	520	507
Northwestern Corp.	5.875%	11/1/2014 *	90	89
Reliant Energy, Inc.	6.750%	12/15/2014	930	867
Sierra Pacific Resources	8.625%	3/15/2014	405	433
TECO Energy, Inc.	7.200%	5/1/2011	820	867
TECO Energy, Inc.	7.000%	5/1/2012	65	68
TNP Enterprises Inc.	10.250%	4/1/2010	180	190
TXU Corp.	5.550%	11/15/2014 *	960	922
TXU Corp.	6.500%	11/15/2024 *	950	950
TXU Corp.	6.550%	11/15/2034 *	690	680
Texas Genco LLC	6.875%	12/15/2014 *	1,105	1,105
Western Resources, Inc.	7.125%	8/1/2009	230	247
Natural Gas (4.3%)
ANR Pipeline Co.	8.875%	3/15/2010	1,095	1,187
CenterPoint Energy Resources	7.875%	4/1/2013	1,115	1,312
Colorado Interstate Gas	5.950%	3/15/2015 *	90	86
El Paso Natural Gas Co.	7.625%	8/1/2010	425	445
El Paso Natural Gas Co.	7.500%	11/15/2026	190	197
El Paso Production Holdings	7.750%	6/1/2013	1,840	1,858
Enterprise Products Operating LP	6.875%	3/1/2033	1,010	1,056
Enterprise Products Operating LP	5.750%	3/1/2035 *	250	237
Markwest Energy	6.875%	11/1/2014 *	100	102
Semco Energy Inc.	7.125%	5/15/2008	100	101
Semco Energy Inc.	7.750%	5/15/2013	85	89
Southern Natural Gas	8.875%	3/15/2010	1,050	1,133
Suburban Propane Partners	6.875%	12/15/2013	370	364
Williams Cos., Inc.	7.125%	9/1/2011	1,025	1,066
Williams Cos., Inc.	8.125%	3/15/2012	1,270	1,384
Williams Cos., Inc.	7.500%	1/15/2031	425	446
Williams Cos., Inc.	7.750%	6/15/2031	45	49

				29,142

TOTAL CORPORATE BONDS
(Cost $232,184)				237,225

U.S. GOVERNMENT SECURITIES (5.1%)

U.S. Treasury Note	6.875%	5/15/2006	1,435	1,488
U.S. Treasury Note	3.375%	2/28/2007	1,830	1,817
U.S. Treasury Note	6.625%	5/15/2007	2,090	2,209
U.S. Treasury Note	5.625%	5/15/2008	2,165	2,269
U.S. Treasury Note	5.500%	5/15/2009	2,710	2,855
U.S. Treasury Note	5.750%	8/15/2010	1,400	1,502
U.S. Treasury Note	4.250%	8/15/2014	1,050	1,029

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $13,391)				13,169

TEMPORARY CASH INVESTMENTS (1.0%)

Repurchase Agreement (0.4%)
Lehman Brothers Holdings, Inc.
(Dated 3/31/2005, Repurchase Value $1,000,000,
Collateralized by Federal National Mortgage Assn,
5.000%, 1/1/2018)	2.830%	4/1/2005	1,000	1,000
			Shares

Money Market Fund (0.6%)
Vanguard Market Liquidity Fund, 2.748%(1)			1,562,480	1,562

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,562)				2,562

TOTAL INVESTMENTS (98.6%)
(Cost $248,137)				252,956

OTHER ASSETS AND LIABILITIES --NET (1.4%)				3,608

NET ASSETS (100%)				$256,564

*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of these securities was $32,942,000, representing 12.8% of net assets.
(1) Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(2)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(3)Adjustable-rate note.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2005, the cost of investment securities for tax purposes was $248,137,000. Net unrealized appreciation of investment securities for tax purposes was $4,819,000, consisting of unrealized gains of $7,748,000 on securities that had risen in value since their purchase and $2,929,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.